Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments
Summary of the estimated fair value of short-term investments classified as trading securities

	December 31,
	2018	2017
	Fair	Fair
(Millions of dollars)	Value	Value
Domestic equity securities	$632	$752
Domestic debt securities	268	439
Foreign equity securities	218	319
Money market funds held in trading accounts	146	10
Collateralized loan obligations	28	29
High yield securities	19	21
Foreign debt securities	16	—
Term deposits	9	—
Other trading securities	—	6
Total trading short-term investments	$1,336	$1,576